Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
		Mar. 04, 2022	Mar. 31, 2022
Class Of Stock [Line Items]
Record Date		Mar. 04, 2022
Payment Date		Mar. 15, 2022	Mar. 15, 2022
Aggregate Payment			$ 12,054
Series A Preferred Shares
Class Of Stock [Line Items]
Aggregate Payment		$ 2,625
Per Depositary Share Payment	[1]	$ 0.44
Series B Preferred Shares
Class Of Stock [Line Items]
Aggregate Payment		$ 2,344
Per Depositary Share Payment	[1]	$ 0.39

[1]	Rounded to the nearest whole cent.